Related party transactions - GLT (Details) - Group Leadership Team - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related party transactions
Short-term benefits	€ 17	€ 20	€ 27
Post-employment benefits	1	2	2
Share-based payment	13	12	9
Termination benefits	1		10
Total	€ 32	€ 34	€ 48